Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 105,228	$ 15,506
Restricted short-term investments	8,878	8,484
Accounts receivable, net of allowance of $5,144, and $5,005 as of September 30, 2022 and December 31, 2021, respectively	25,751	10,178
Contract assets, net of allowance of $1,000 as of September 30, 2022 and December 31, 2021	6,570	3,935
Prepaid expenses and other current assets	4,803	2,588
Total current assets	151,230	40,691
Property and equipment, net	10,635	8,874
Goodwill	66,420	66,420
Intangible assets, net	58,955	63,708
Loan receivable from related party	0	22,054
Operating lease right-of-use assets	2,519
Other non-current assets	2,022	1,588
TOTAL ASSETS	291,781	203,335
Current liabilities
Accounts payable	37,894	19,529
Deferred underwriting fee	600	0
Amounts payable to related parties	0	716
Paycheck Protection Program (PPP) and other government loans, current portion	57	338
Accrued expenses and other current liabilities	23,380	10,354
Deferred revenue	6,696	6,450
Long-term debt, current portion	9,382	11,063
Total current liabilities	78,009	48,450
Deferred income taxes	650	512
Note Payable to Related Party	196	193
PPP and other government loans excluding current portion	176	1,915
Warrant liability	502	0
Long-term debt excluding current portion	125,137	162,170
Deferred revenue excluding current portion	12,384	14,288
Operating lease liabilities excluding current portion	1,826
Other long-term liabilities	2,513	2,632
Total liabilities	221,393	230,160
Commitments and contingencies (Note 10)
Redeemable Preferred Stock
Series A Preferred stock - 85,000 authorized, $0.0001 par value, 85,000 shares issued and outstanding as of September 30, 2022 (liquidation preference $85,057)	79,606
Stockholders' deficit:
Common stock - $0.0001 par value; 500,000,000 and 60,800,000 shares authorized as of September 30, 2022 and December 31, 2021, respectively; 82,266,160 and 60,800,000 shares issued and outstanding as of September 30, 2022 and December 31, 2021, respectively	7	6
Shareholder receivable	(20,336)	0
Additional paid-in capital	275,443	163,459
Accumulated other comprehensive loss	(603)	(273)
Accumulated deficit	(263,729)	(190,017)
Total stockholders' deficit	(9,218)	(26,825)
TOTAL LIABILITIES, REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT	$ 291,781	$ 203,335